Surplus reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Surplus reserves
Surplus reserves	¥ 8,140,030	¥ 8,140,030
Provision made for statutory surplus reserve	0
Provision made to discretionary surplus reserve	¥ 0	¥ 0
Statutory Surplus Reserve Percentage	50.00%